SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2024
SHARE-BASED PAYMENTS [Abstract]
Number of Shares and Weighted Average Exercise Prices and Movement of Share Awards
The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards. For retrospective presentation, the number of Bitdeer’s share awards have been scaled by the exchange ratio of approximately 0.00858 for periods prior to the completion of the Business Combination on April 13, 2023.

	Period ended June 30, 2024
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2024	11,744	3.65	23.04
Granted during the period	1,276	6.53	5.78
Exercised during the period (1)	(168)	3.61	21.83
Forfeited during the period	(95)	3.86	17.61
As at June 30, 2024	12,757	3.94	21.37
Vested and exercisable at June 30, 2024	6,950	3.63	23.63

	Period ended June 30, 2023
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2023	10,398	3.50	25.27
Granted during the period	401	3.50	4.72
Forfeited during the period	(130)	3.50	19.85
As at June 30, 2023	10,669	3.50	24.57
Vested and exercisable at June 30, 2023	5,293	3.50	24.57

(1)	The total proceeds received from the exercised shares under the 2023 plan for the six months ended June 30, 2024 was approximately US$604,000.

Share Based Compensation Expense
The expense recognized for share awards during the six months ended June 30, 2024 and 2023 was approximately US$15.9 million and US$21.8 million. The breakdown is as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
Cost of revenue	1,340	2,576
General and administrative expenses	9,172	11,299
Research and development expenses	4,367	6,107
Selling expenses	1,017	1,865
Total	15,896	21,847

Schedule of Fair Value Assumptions of Awards	The following table provides the range of the key inputs to the model used for determining the value of the grant for the six months ended June 30, 2024 and 2023:

	Periods ended June 30,
	2024	2023
Dividend yield (%)	-	-
Expected volatility (%)	118%	121% - 124%
Risk-free interest rate (%)	3.88% - 4.33%	4.152% - 4.167%
Exercise multiple	2.20 – 2.80	2.20 - 2.80

Incremental Fair Value Modification	The following table provides the inputs range to the model used for determining the incremental fair value of the modification for the options granted during the six months ended June 30, 2023:

Period ended June 30,
2023
Dividend yield (%)	-
Expected volatility (%)	119%
Risk-free interest rate (%)	3.45%
Exercise multiple	2.20 - 2.80